Consolidated statement of profit or loss (Tables)	12 Months Ended
Mar. 31, 2021
Text block [abstract]
Summary of Consolidated Statements of Profit or Loss
The consolidated statements of profit or loss disclosing expenses by nature is presented below:

CONSOLIDATED STATEMENTS OF PROFIT OR LOSS

For the year ended March 31,	Notes	2019	2020	2021	2021
		( ₹ in million)	( ₹ in million)	( ₹ in million)	(US dollars in million)
Revenue	6	909,012	835,446	868,630	11,876
Other operating income**		15,468	9,863	13,094	179
Investment and other income	7	31,540	25,714	32,177	440

Total Income		956,020	871,023	913,901	12,495
(Decrease)/increase in inventories of finished goods and work-in-progress		1,614	(13,690)	(7,662)	(104)
Raw materials and other consumables used*		(614,583)	(549,936)	(524,019)	(7,165)
Employee costs		(30,230)	(26,920)	(28,632)	(391)
Other costs***		(42,530)	(46,185)	(50,941)	(697)
Depreciation and amortisation		(96,146)	(100,490)	(81,178)	(1,110)
Impairment (charge) / reversal		2,611	(148,022)	—	—
Asset under construction written off		—	—	(2,440)	(33)
Finance and other costs	8	(59,026)	(54,557)	(52,955)	(724)

Profit / (loss) before tax		117,730	(68,777)	166,074	2,271

Income tax expense	9	(41,501)	26,677	(19,084)	(261)

Profit / (loss) for the year		76,229	(42,100)	146,990	2,010

*	includes power and fuel charges, repairs, royalty, cess, mining and other operating expenses.

**
includes export incentive and duty drawback amounting to
₹
 4,577 million,
₹
 4,327 million and
₹
 3,162 million ($ 43 million) for financial year ended March 31, 2019, March 31, 2020 and March 31, 2021 respectively.

***	includes rent for the year ended March 31, 2020 and March 31, 2021 representing expense on short term/ low value leases.